Loans Payable - Disclosure of Loans Repayable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Loans and advances to banks repayable [line Items]
Beginning Balance	$ 1,334	$ 1,646
Financing, June 18 2018	2,769	1,283
Repayment on debt		(1,524)
Discount	101		$ 48
Interest accrual	325	83
Foreign exchange adjustment	59	(154)
Ending Balance	4,588	1,334	1,646
Principal [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	1,282	1,366
Financing, June 18 2018	3,000	1,283
Repayment on debt		(1,213)
Discount	0
Interest accrual	0
Foreign exchange adjustment	59	(154)
Ending Balance	4,341	1,282	1,366
Interest [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	52	280
Repayment on debt		(311)
Discount	0
Interest accrual	325	83
Foreign exchange adjustment	0
Ending Balance	377	$ 52	$ 280
Discount [member]
Loans and advances to banks repayable [line Items]
Financing, June 18 2018	(231)
Discount	101
Interest accrual	0
Foreign exchange adjustment	0
Ending Balance	$ (130)